Rule 497(e)
                                                          File No. 002-89550



                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company

                    Supplement dated September 1, 2003 to the
                          Prospectus dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Group Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Prospectus to BCE are changed to GWFS Equities, Inc.




            This supplement should be retained for future reference.





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                                                                 Rule 497(e)
                                                          File No. 002-89550



                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company

                      Supplement dated September 1, 2003 to
                     the Statement of Additional Information
                                dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Group Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Statement of Additional Information to BCE are changed to GWFS Equities, Inc.




            This supplement should be retained for future reference.